J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan New York Tax Free Bond Fund

(a series of JPMorgan Trust I)

Supplement dated July 16, 2013

to the Statement of Additional Information, dated July 1, 2013

With respect to the front cover regarding Institutional Class Shares of JPMorgan New York Tax Free Bond Fund, the ticker is hereby replaced with JNYIX.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-NYTFB-713